Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Recorded at Fair Value on a Recurring Basis

		Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2023
Assets:
U.S. Treasury	$1,978	$1,978	$—	$—
U.S. government and federal agency obligations	427	—	427	—
U.S. government-sponsored enterprises	21,822	—	21,822	—
Obligations of states and political subdivisions	106,885	—	106,885	—
Mortgage-backed securities	45,640	—	45,640	—
Other debt securities	10,821	—	10,821	—
Bank-issued trust preferred securities	1,169	—	1,169	—
Equity securities	78	78	—	—
Interest rate lock commitments	43	—	—	43
Loans held for sale	3,884	—	3,884	—
Mortgage servicing rights	1,738	—	—	1,738
Total	$194,485	$2,056	$190,648	$1,781
Liabilities:
Interest rate lock commitments	$2	$—	$—	$2
Forward sale commitments	$41	$—	$41	$—
Total	$43	$—	$41	$2

December 31, 2022
Assets:
U.S. Treasury	$2,152	$2,152	$—	$—
U.S. government and federal agency obligations	559	—	559	—
U.S. government-sponsored enterprises	23,777	—	23,777	—
Obligations of states and political subdivisions	109,440	—	109,440	—
Mortgage-backed securities	102,699	—	102,699	—
Other debt securities	10,943	—	10,943	—
Bank-issued trust preferred securities	1,177	—	1,177	—
Equity securities	46	46	—	—
Interest rate lock commitments	20	—	—	20
Forward sale commitments	3	—	3	—
Loans held for sale	591	—	591	—
Mortgage servicing rights	2,899	—	—	2,899
Total	$254,306	$2,198	$249,189	$2,919
Liabilities:
Interest rate lock commitments	$18	$—	$—	$18
Forward sale commitments	3	—	3	—
Total	$21	$—	$3	$18

Schedule of Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:

(in thousands)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Mortgage Servicing Rights	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Interest Rate Lock Commitments
Balance at December 31, 2021	$2,659	$286
Total (losses) or gains (realized/unrealized):
Included in earnings	176	(24)
Included in other comprehensive income	—	—
Purchases	—	—
Sales	—	(407)
Issues	64	147
Settlements	—	—
Balance at December 31, 2022	$2,899	$2
Total (losses) or gains (realized/unrealized):
Included in earnings	(1,200)	(35)
Included in other comprehensive income	—	—
Purchases	—	—
Sales	—	(169)
Issues	39	243
Settlements	—	—
Balance at December 31, 2023	$1,738	$41

Schedule of Valuation Methods for Instruments Measured at Fair Value on a Nonrecurring Basis

		Fair Value Measurements Using
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)*
December 31, 2023
Assets:
Collateral dependent loans:
Commercial, financial, & agricultural	$921	$—	$—	$921	$(76)
Real estate construction - residential	268	—	—	268	—
Real estate mortgage - residential	27	—	—	27	(88)
Real estate mortgage - commercial	2,369	—	—	2,369	(32)
Installment and other consumer	—	—	—	—	(87)
Total	$3,585	$—	$—	$3,585	$(283)
Other real estate and repossessed assets	$1,744	$—	$—	$1,744	$(4,431)

December 31, 2022
Assets:
Collateral dependent loans:
Real estate mortgage - commercial	$17,664	$—	$—	$17,664	$(51)
Installment and other consumer	—	—	—	—	(40)
Total	$17,664	$—	$—	$17,664	$(91)
Other real estate and repossessed assets	$8,795	$—	$—	$8,795	$233

*	Total gains (losses) reported for other real estate owned and repossessed assets includes charge-offs, valuation write-downs, and net losses taken during the periods reported.